3. FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Investments, All Other Investments [Abstract]
Schedule fo fair value for liabilities measured on a recurring basis

The following is summary of items that the Company measures at fair value on a recurring basis:

	Fair Value at March 31, 2016

	Level 1	Level 2	Level 3	Total

Warrants issued in connection with the issuance of Series C preferred stock	$—	$—	$(70)	$(70)
Warrants issued in connection with the issuance of Series B preferred stock	—	—	(612)	(612)
Warrants issued in connection with Senior Secured Debt	—	—	(906)	(906)

Total long-term liabilities at fair value	$—	$—	$(1,588)	$(1,588)

	Fair Value at December 31, 2015

	Level 1	Level 2	Level 3	Total

Warrants issued in connection with the issuance of Series C preferred stock	$—	$—	$(1,145)	$(1,145)
Warrants issued in connection with the issuance of Series B preferred stock	—	—	(1,461)	(1,461)

Total long-term liabilities at fair value	$—	$—	$(2,606)	$(2,606)

The following is a summary of changes to Level 3 instruments during the three months ended March 31, 2016:

	Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
	Senior Secured Debt	Series B Warrants	Series C Warrants	Total

Balance, December 31, 2015	$—	$(1,461)	$(1,145)	(2,606)
Warrants issued during the period	(377)	—	—	(377)
Change in fair value during the period	(529	849	1,075	1,395

Balance, March 31, 2016	$(906	$(612)	$(70)	$(1,588)

FAIR VALUE MEASUREMENTS ( In Thousands)

Description	Level 1	Level 2	Level 3	Total	Date
Warrants issued in connection with the issuance of Series C preferred stock	$—	$—	$(1,145)	$(1,145)	December 31, 2015
Warrants issued in connection with the issuance of Series B preferred stock			$(1,461)	$(1,461)	December 31, 2015
Total long-term liabilities at fair value	$—	$—	$(2,606)	$(2,606)

Description	Level 1	Level 2	Level 3	Total	Date
Warrants issued in connection with the December 2014 public offering of common stock	$—	$—	$(587)	$(587)	December 31, 2014
Warrants issued in connection with the issuance of Series B preferred stock	$—	$—	$(1,483)	$(1,483)	December 31, 2014
Total long-term liabilities at fair value	$—	$—	$(2,070)	$(2,070)

Fair Value Measurements Using Significant Unobservable Inputs (Level 3)

	December 2014 Public Offering Exchanged Warrants	Series B Warrants	Series C Warrants	Total

Balance, December 31, 2014	$(587)	$(1,483)	$—	$(2,070)
Warrants issued during the period	—	—	(1,428)	(1,428)
Change in fair value during the period	263	22	283	568
Transfer to equity as a result of changes to provisions	324	—	—	324
Balance, December 31, 2015	$—	$(1,461)	$(1,145)	$(2,606)